Note 11 - Discontinued Operations (Tables)	9 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Schedule of non-current assets held for sale and discontinued operations [text block]
	Three months	Three months	Nine months	Nine months
	ended	ended	ended	ended
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2019	2018	2019	2018
Sales	$122,439	$232,448	$423,637	$558,924
Cost of sales	124,206	208,396	394,914	489,617
Gross margin	(1,767)	24,052	28,723	69,307
Expenses
Administrative, selling and operating expenses	22,196	60,650	86,627	111,028
Gain on disposal of the U.K. and Ireland operations	(45,138)	-	(45,138)	-
Operating profit (loss)	21,175	(36,598)	(12,766)	(41,721)
Finance costs	(97)	-	(2,146)	(27)
Change in fair value of derivative instruments and other	(13,397)	(64,405)	6,914	5,976
Other income (loss)	(1,102)	70	(457)	111
Profit (loss) from discontinued operations before the undernoted	6,579	(100,933)	(8,455)	(35,661)
Provision for (recovery of) income taxes	286	(10,777)	250	(995)
PROFIT (LOSS) FROM DISCONTINUED OPERATIONS	$6,293	$(90,156)	$(8,705)	$(34,666)
ASSETS
Current assets
Cash and cash equivalents	$2,867
Current trade and other receivables	3,769
Income taxes recoverable	12
Other current assets	2,494
9,142
Non-current assets
Property and equipment	35
Intangible assets	510
ASSETS CLASSIFIED AS HELD FOR SALE	$9,687

Liabilities
Current liabilities
Trade and other payables	$3,253
Deferred revenue	77
LIABILITIES CLASSIFIED AS HELD FOR SALE	$3,330

Schedule of results of disposal of operations [text block]
Proceeds from sale	$2,518
Carrying value of net liabilities disposed	74,570
Carrying value of goodwill disposed	(13,355)
Carrying value of intangible assets disposed	(8,544)
Reclassification of foreign currency translation reserve	(11,610)
Gain on sale of U.K. operations	$43,579
Proceeds from sale	$649
Carrying value of net liabilities disposed	910
Net gain on disposal of Just Energy Ireland operations	$1,559